Average Annual Total Returns{- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund PRO-06 - Fidelity® U.S. Bond Index Fund	Fidelity U.S. Bond Index Fund Return Before Taxes Past 1 year	Fidelity U.S. Bond Index Fund Return Before Taxes Past 5 years	Fidelity U.S. Bond Index Fund Return Before Taxes Past 10 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 10 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	8.48%	2.99%	3.67%	7.29%	1.85%	2.53%	5.00%	1.77%	2.37%	8.72%	3.05%	3.75%